Currency translation rates	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory
Note 33

Currency translation rates
The

following table

shows the

rates of

the main

currencies

used to

translate the

financial information

of UBS’s

operations with

a
functional currency other than the US dollar into US dollars.
Closing exchange rate Average rate
1
As of For the year ended
31.12.21 31.12.20 31.12.21 31.12.20 31.12.19
1 CHF 1.10 1.13 1.09 1.07 1.01
1 EUR 1.14 1.22 1.18 1.15 1.12
1 GBP 1.35 1.37 1.37 1.29 1.28
100 JPY 0.87 0.97 0.91 0.94 0.92
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates. Disclosed average rates for a year represent an average of 12 month-end rates, weighted

according to the income

and expense volumes of all

operations of the Group

with the same functional currency

for each month. Weighted

average rates for individual

business divisions
may deviate from the weighted average rates for the Group.

UBS AG
Entity [Table]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory
Note 33

Currency translation rates
The following table shows the rates of

the main currencies used to translate

the financial information of UBS AG’s operations with

a
functional currency other than the US dollar into US dollars.
Closing exchange rate Average rate
1
As of For the year ended
31.12.21 31.12.20 31.12.21 31.12.20 31.12.19
1 CHF 1.10 1.13 1.09 1.07 1.01
1 EUR 1.14 1.22 1.18 1.15 1.12
1 GBP 1.35 1.37 1.37 1.29 1.28
100 JPY 0.87 0.97 0.91 0.94 0.92
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates. Disclosed average rates for a year represent an average of 12 month-end rates, weighted according to the income and expense volumes of all operations of UBS

AG with the same functional currency for each month. Weighted average rates for individual business divisions may
deviate from the weighted average rates for UBS AG.